As filed with the U.S. Securities and Exchange Commission on March 9, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2022

U.S. Global Jets ETF

Ticker: JETS

U.S. Global GO GOLD and

Precious Metal Miners ETF

Ticker: GOAU

U.S. Global Sea to Sky Cargo ETF

Ticker: SEA

U.S. Global ETFs

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited)

The U.S. Global Jets ETF (“JETS” or the “Fund”) market price fell -19.01% and its NAV fell -18.96% in the 12 months ended December 31, 2022, outperforming the NYSE Arca Global Airlines Index, which was down -27.87%. The U.S. Global Jets Index (“JETSX” or the “Index”) lost -18.69%. The S&P 500® Index, comparatively, fell -18.11%.

The two largest contributors to yearly performance were Turk Hava Yollari AO (“Turkish Airlines”) and Pegasus Hava Tasimaciligi AS (“Pegasus Airlines”). Turkish Airlines operated at a capacity that was 87% of 2019’s capacity in December. The recovery remained firm, led by long-haul routes, particularly in North America, while positive momentum has started to be more visible in Asia routes. Yields have been strong and reached pre-COVID-19 levels, particularly in international markets. Pegasus Airlines had strong performance throughout the year, as it benefitted from improved market conditions in Turkey.

The two largest detractors to yearly performance were Sun Country Airlines Holdings, Inc. (“Sun Country”) and Bombardier, Inc. (“Bombardier”). Sun Country is seeing its cost per available seat mile (CASM) fall, but there is some pressure on costs from higher pilot pay, and the availability of pilots has been a limitation on growth. Recently, the company renegotiated its pilot contract, which was last done in 2013-2014. It had 40% pay below the industry average, but now it is in line with Spirit Airlines, Inc. and Frontier Group Holdings, Inc. Sun Country is also seeing some airport cost increases. Bombardier’s stock was weak despite no signs of weakness in air ticket demand or demand for jets. However, the company’s backlog is at a 24-month low.

Airlines reported that traffic outside Asia is mostly recovered to (or within a few percentage points of) pre-pandemic levels. There were some concerns about a consumer-led recession, given inflationary pressures, but bookings still appear strong. International travel is continuing to rebound. According to the International Air Transport Association (IATA), September international air travel increased by 122.2% year-over-year (“YoY”), driven by 464.8% growth in Asia/Pacific, 149.7% growth in the Middle East and 128.9% growth in North America. Asian airline travel should reach about two-thirds of pre-pandemic levels by the end of 2022, with momentum going into 2023 based on bookings, according to the Association of Asia Pacific Airlines (AAPA). Meanwhile, business air travel is poised to remain resilient with Delta Airlines, Inc.’s (“Delta”) CEO expecting business air travel to unlikely fall further, as companies place greater emphasis on boosting their sales revenue.

Labor issues are slowly being resolved. Delta and its pilot union leadership reached an agreement in principle (“AIP”), including at least an 18% wage increase or 34% raise over four years. The AIP also includes a “me too” clause that ensures Delta pilot pay exceeds United Airlines Holdings, Inc’s and American Airlines Group, Inc’s rates by at least 1%.

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

Outlook is still favorable. Morgan Stanley remains bullish on the air travel industry for the third year in a row. Legacy carriers are at the top of the preference list. Low-cost carriers (LCCs) with idiosyncratic and cash return stories also remain high. Ultra-low-cost carriers (ULCCs) will continue to benefit from the rising tide but potentially have the least dry powder, Morgan Stanley says. 2023 could be a “Goldilocks” year for U.S. airlines with more normalized, “just right” conditions.

China’s domestic air traffic bounced along the bottom at 25% of 2019 levels in the second half of November, down from 28% in the first half of the month. Unsurprisingly, domestic traffic in both Beijing and Guangzhou was most disrupted at 5-10% of 2019 levels in November, while Shanghai and Hainan performed largely in line with industry at 30-35% of 2019 levels.

Supply disruptions are limiting new airline capacity. Airbus SE cut 2022 deliveries to 700 jets from 720 and pushed its production target of 65 A320s per month to early 2024 instead of summer 2023. Similarly, Boeing Company, citing supply chain disruptions, slowness of taking airplanes out of storage and timing of deliveries to Chinese customers, lowered 737 deliveries to the low 400s for 2022 versus 500 at the beginning of the year.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

The U.S. Global GO GOLD and Precious Metal Miners ETF (“GOAU” or the “Fund”) market price and NAV both fell -11.67% in the 12 months ended December 31, 2022, underperforming the U.S. Global GO GOLD and Precious Metal Miners Index (“GOAUX” or the “Index”), which was down -10.38%. The S&P 500® Index, comparatively, fell -18.11%.

The biggest contributor to performance was New Gold, Inc. (“New Gold”). New Gold hit 2022 revised (July) guidance at Rainy River (225-245,000 ounces production). The company has added infrastructure at Rainy River to address future heavy rains, so it won’t have significant impacts on operations in the future. Capital spending at Rainy River will fall to half of 2022’s budget by 2026, peaking in 2023, which is expected to be up 10% year-over-year to $161 million. A harder rock mix at Rainy River is expected to improve going forward. Another strong gainer was China Gold International Resources Corporation, Ltd., which had a strong price spike in the first quarter.

The Fund’s biggest loss came from Argonaut Gold, Inc. (“Argonaut Gold”). Argonaut Gold announced a capital spending update at Magino, and it justified financing as a tough but necessary measure to recapitalize the company and get construction to the finish line. The current share price and depressed valuation reflect the market’s low level of confidence given successive budget overruns, which may be sustained until the project has greater visibility to completion in early-2023. Another laggard was Westgold Resources, Ltd. (“Westgold”). Westgold guidance for fiscal year 2023 has been set at 240,000-260,000 ounces at an all-in sustaining cost (AISC) of $1,900-2,100 per ounce, a significant miss versus consensus of 292,000 ounces at an AISC of $1,944 per ounce. Disappointingly, this represents a notable year-over-year decline in production and a large step down from the annualized run rate of 290,000 ounces.

UBS has identified three structural reasons in favor of gold: 1) Long-term investors and the official sector are gradually building gold allocations. Central banks have been net buyers of gold for more than a decade now, amid a broader trend of diversifying dollar-denominated reserves. 2) The proportion of gold holdings relative to overall assets held by institutional investors remains light, in UBS’s view, and it believes gold is likely held more for diversification and portfolio protection rather than expectations of outright material price appreciation. 3) Strong physical demand has also been a key factor affecting the relationship between gold and real rates, in the bank’s view. Key physical gold markets India and China continued to buy large volumes of gold in 2022, helped by cheaper prices as gold came under pressure from macro forces.

Central banks bought a record amount of gold as they diversified their foreign-currency reserves, with a large chunk of the purchases coming from as-yet unknown buyers. Almost 400 tons were scooped up by central banks, more than quadruple the amount a year earlier, according to the World Gold Council (WGC).

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

We believe mergers and acquisitions (M&A) will continue into 2023, with numerous senior companies having publicly commented on looking at M&A as part of their growth strategy. Transactions that provide diversification and less risk concentration would garner shareholder support. There may be further consolidations in the streaming space (between the smaller players) as these transactions are done to increase market cap in a business that allows for growth with synergies.

Financing decisions are a key component to advancing a project in the mining sector, with the most common sources of financing being debt, equity, private equity, a royalty or stream on the asset, or a combination of these alternatives. Over the past decade, royalties and streams have become increasingly more mainstream, offering a competitive source of financing for mine operators. Further to the benefits to mine operators, these arrangements are beneficial to royalty and streaming companies, providing them exposure to the asset, usually for life of mine, and allowing them to share in future growth from project expansions, exploration potential and upside from commodity price increases, with more limited exposure to inflation.

U.S. Global Sea to Sky Cargo ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

The U.S. Global Sea to Sky Cargo ETF (“SEA” or the “Fund”) market price fell -17.63% and its NAV fell -17.92% since inception on January 19, 2022 to December 31, 2022, underperforming the U.S. Global Sea to Sky Cargo Index (“SEAX” or the “Index”), which was down -17.05%. The S&P 500® Index, comparatively, fell -13.94% over the same period.

The biggest contributor to performance was D/S Norden AS. Performance and relative performance were consistently strong during the year. Another strong gainer was Kinetsu World Express, Inc. The name was particularly strong during the first three quarters of 2022.

The Fund’s biggest loss came from ZIM Integrated Shipping Services, Ltd. (“ZIM”). ZIM’s largely chartered fleet and lower proportion of contracted volumes make it more exposed than other carriers to declining spot rates. ZIM’s vessels remain full in peak season with strong utilization. However, the carrier is seeing signs of weakening demand, down year-over-year, but still above 2019 levels. The second-quarter volume decline was worse than expected at negative 7%, a result of rising congestion on the East Coast. Hence, the company lowered its 2022 volume guidance to +2-3% (from +5%).

Comments from Asian liners including COSCO SHIPPING Holdings Company, Ltd., Yang Ming Marine Transport Corporation and some Asian intra-region plays provide some optimism, as all of them do not expect normalized freight rates to go below operating break-even levels, even if rates overshoot on the downside. Two key highlights: 1) busier-than-expected Intra-Asia peak season suggests activity is stabilizing; 2) Oversupply concerns in 2023/24 are likely to be partly mitigated by delivery slippages and “overdue” scrapping as IMO 2023 regulations expected to have phased-in capacity reduction effects.

The huge need for European natural gas in the wake of the invasion of Ukraine and a severe shortage of ship capacity has sent spot rates on liquified natural gas (LNG) tankers to record highs. Over the course of 2022, rates increased to between $200,000 and $500,000 a day. That may last for a few years, participants in a panel debate at the Marine Money Conference in New York suggested.

Of the approximately 104,000 oceangoing ships with a capacity greater than 100 tons, about 3%-4% of the fleet is normally removed annually. However, scrapping through the first 10 months of 2022 was only 30% of normal levels. This was despite higher-than-average scrap value and higher-than-average fleet age. Historically, there is a very indirect correlation to cash flows and asset scrapping. For virtually every ship in the world, the past two years on average have been exceptionally strong with respect to cash flows; consequently, there has been limited removal of older equipment.

U.S. Global Sea to Sky Cargo ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

The air cargo market was oversupplied by as much as 9.7% as demand fell 5.5% in the January-August 2022 period when compared to the same period in 2021. Capacity growth through dedicated freighters and passenger-to-freighter conversions continued with no moderation of supply anticipated in the near term. Global demand for air cargo fell by 10.6% year-over-year, according to data from International Air Transport Association (“IATA”), but against a backdrop of rising inflation and low consumer spending, the sector is “bearing up well,” the airline trade association noted. Global demand, measured in cargo ton-kilometers (CTKs), fell 10.6% but continued to track at near pre-pandemic levels, IATA noted. Capacity, meanwhile, was 2.4% above, but still 7.4% below 2019 levels.

U.S. Global ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns. Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The funds may invest in the securities of smaller capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the funds may diverge from that of the index. Because the funds may employ a representative sampling strategy and may also invest in securities that are not included in the index, the funds may experience tracking error to a greater extent than funds that seek to replicate an index. The funds are not actively managed and may be affected by a general decline in market segments related to the index.

Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs.

Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS, GOAU, and SEA.

Past performance does not guarantee future results.

The S&P 500® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest in an index.

The NYSE Arca Global Airline Index is a modified equal- dollar weighted index designed to measure the performance of highly capitalized and liquid international airline companies.

The NYSE Arca Gold Miners Index provides exposure to publicly traded companies worldwide involved primarily in the mining for gold, representing a diversified blend of small-, mid- and large- capitalization stocks.

U.S. Global ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

The U.S. Global Jets Index seeks to provide access to the global airline industry. The index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The index consists of common stocks listed on well-developed exchanges across the globe. It is not possible to invest directly in an index.

The U.S. Global GO GOLD and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The index consists of 28 common stocks or related ADRs. It is not possible to invest directly in an index.

The U.S. Global Sea to Sky Cargo Index tracks the performance of marine shipping, air freight and courier, and port and harbor operating companies. The index uses fundamental screens to identify companies with favorable cash flow, market capitalization, earnings-to-price ratio, and cash-flow-to-price ratio. The index consists of 29 common stocks. It is not possible to invest directly in an index.

A book-to-bill ratio is the ratio of orders received to units shipped and billed for a specified period, generally a month or quarter.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

The section labeled Schedules of Investments contains a complete list of the Funds’ holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. Global Jets ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns December 31, 2022	1 Year	3 Years	5 Years	Since Inception (4/28/2015)
U.S. Global Jets ETF - NAV	-18.96%	-18.24%	-11.67%	-4.23%
U.S. Global Jets ETF – Market	-19.01%	-18.27%	-11.66%	-4.24%
U.S. Global Jets Index	-18.69%	-17.81%	-11.20%	-3.73%
S&P 500® Index	-18.11%	7.66%	9.42%	10.14%

This chart illustrates the performance of a hypothetical $10,000 investment made on April 28, 2015 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.usglobaletfs.com. The gross expense ratio from the April 30, 2022 prospectus is 0.60%.

U.S. Global GO GOLD and Precious Metal Miners ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns December 31, 2022	1 Year	3 Years	5 Years	Since Inception (6/27/2017)
U.S. Global GO GOLD and Precious Metal Miners ETF - NAV	-11.67%	-0.86%	6.00%	6.68%
U.S. Global GO GOLD and Precious Metal Miners ETF - Market	-11.67%	-1.19%	5.56%	6.60%
U.S. Global GO GOLD and Precious Metal Miners Index	-10.38%	0.11%	7.31%	8.08%
S&P 500® Index	-18.11%	7.66%	9.42%	10.70%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 27, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.usglobaletfs.com. The gross expense ratio from the April 30, 2022 prospectus is 0.60%.

U.S. Global Sea to Sky Cargo ETF

Performance Summary
(Unaudited)

Growth of $10,000

Cumulative Returns December 31, 2022	Since Inception (1/19/2022)
U.S. Global Sea to Sky Cargo ETF - NAV	-17.92%
U.S. Global Sea to Sky Cargo ETF - Market	-17.63%
U.S. Global Sea to Sky Cargo Index	-17.05%
S&P 500® Index	-13.94%

This chart illustrates the performance of a hypothetical $10,000 investment made on January 19, 2022 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.usglobaletfs.com. The gross expense ratio from the January 14, 2022 prospectus is 1.90%, however pursuant to a contractual operating expense limitation the net expense ratio after fee waivers and/or expense reimbursements is 0.60%.

U.S. Global ETFs

Portfolio Allocations
As of December 31, 2022 (Unaudited)

U.S. Global Jets ETF

Industry Group	Percent of Net Assets
Airlines (a)	74.6%
Investments Purchased with Proceeds from Securities Lending	10.0
Aerospace & Defense	8.4
Internet	7.9
Engineering & Construction	3.8
Commercial Services	2.8
Miscellaneous Manufacturing	2.1
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(10.2)
Total	100.0%

U.S. Global GO GOLD and Precious Metal Miners ETF

Industry Group	Percent of Net Assets
Mining (a)	99.6%
Investments Purchased with Proceeds from Securities Lending	4.1
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(4.0)
Total	100.0%

U.S. Global Sea to Sky Cargo ETF

Industry Group	Percent of Net Assets
Transportation (a)	95.5%
Investments Purchased with Proceeds from Securities Lending	7.8
Short-Term Investments	4.2
Commercial Services	2.8
Liabilities in Excess of Other Assets	(10.3)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors or industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or industry groups. See Note 9 in Notes to Financial Statements.

U.S. Global Jets ETF

Schedule of Investments
December 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.1%
	Australia — 1.1%
5,229,112	Qantas Airways, Ltd. (a)	$21,397,081

	Brazil — 0.6%
1,045,582	Embraer SA - ADR (a)	11,428,211

	Canada — 5.5%
4,535,758	Air Canada (a)	64,954,467
1,150,880	Bombardier, Inc. - Class B (a)	44,428,728
		109,383,195
	China — 1.1%
648,653	Trip.com Group, Ltd. - ADR (a)	22,313,663

	France — 1.7%
8,219,169	Air France-KLM (a)	10,830,556
185,731	Airbus SE	22,072,443
		32,902,999
	Germany — 1.1%
2,664,441	Deutsche Lufthansa AG (a)	22,146,870

	Hong Kong — 0.6%
10,181,979	Cathay Pacific Airways, Ltd. (a)	11,114,088

	India — 0.5%
388,683	MakeMyTrip, Ltd. (a)(b)	10,715,990

	Ireland — 1.1%
284,124	Ryanair Holdings plc - ADR (a)	21,241,110

	Japan — 2.9%
1,032,898	ANA Holdings, Inc. (a)	22,036,836
1,095,374	Japan Airlines Company, Ltd. (a)	22,493,393
236,262	Japan Airport Terminal Company, Ltd. (a)	11,755,492
		56,285,721
	Mexico — 1.0%
674,231	Grupo Aeroportuario del Pacifico SAB de CV - Class B	9,667,213

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
December 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	Mexico — 1.0% (Continued)
42,609	Grupo Aeroportuario del Sureste SAB de CV - ADR	$9,927,471
		19,594,684
	Panama — 0.5%
124,711	Copa Holdings SA - Class A (a)(b)	10,372,214

	Singapore — 1.1%
4,810,473	SATS, Ltd. (a)	10,199,898
2,596,280	Singapore Airlines, Ltd.	10,719,298
		20,919,196
	Spain — 1.0%
80,987	Aena SME SA (a)	10,168,997
196,119	Amadeus IT Group SA (a)	10,192,335
		20,361,332
	Switzerland — 0.5%
393,760	Wizz Air Holdings plc (a)	9,066,153

	Thailand — 0.6%
5,090,994	Airports of Thailand pcl (a)	11,024,240

	Turkey — 2.9%
943,381	Pegasus Hava Tasimaciligi AS (a)	24,212,215
2,339,508	TAV Havalimanlari Holding AS (a)	11,696,133
2,960,673	Turk Hava Yollari AO (a)	22,305,275
		58,213,623
	United Kingdom — 1.4%
2,233,844	easyJet plc (a)	8,766,209
13,255,073	International Consolidated Airlines Group SA (a)	19,845,111
		28,611,320
	United States — 73.9% (c)
1,399,558	Alaska Air Group, Inc. (a)(b)	60,097,021
847,638	Allegiant Travel Company (a)(b)	57,630,908
16,706,895	American Airlines Group, Inc. (a)(b)	212,511,704
240,349	Boeing Company (a)	45,784,082

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
December 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	United States — 73.9% (c) (Continued)
21,145	Booking Holdings, Inc. (a)	$42,613,096
6,666,823	Delta Air Lines, Inc. (a)	219,071,804
444,239	Expedia Group, Inc. (a)	38,915,336
4,996,968	Frontier Group Holdings, Inc. (a)(b)	51,318,861
172,811	General Dynamics Corporation	42,876,137
4,764,909	Hawaiian Holdings, Inc. (a)(b)(d)	48,887,966
8,058,074	JetBlue Airways Corporation (a)	52,216,320
7,225,742	Sabre Corporation (a)(b)	44,655,086
3,506,106	SkyWest, Inc. (a)(b)(d)	57,885,810
6,031,725	Southwest Airlines Company (a)(b)	203,088,181
586,313	Textron, Inc.	41,510,960
2,263,475	TripAdvisor, Inc. (a)(b)	40,697,281
5,216,783	United Airlines Holdings, Inc. (a)(b)	196,672,718
		1,456,433,271
	TOTAL COMMON STOCKS (Cost $2,613,883,689)	1,953,524,961

	PREFERRED STOCKS — 0.5%
	Brazil — 0.5%
1,676,573	Azul SA (a)(b)	10,243,861
	TOTAL PREFERRED STOCKS (Cost $19,785,171)	10,243,861

	SHORT-TERM INVESTMENTS — 0.6%
11,470,310	First American Government Obligations Fund - Class X, 4.09% (e)	11,470,310
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,470,310)	11,470,310

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
December 31, 2022 (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.0%
196,965,595	Mount Vernon Liquid Assets Portfolio, LLC, 4.56% (e)(f)	$196,965,595
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $196,965,595)	196,965,595
	TOTAL INVESTMENTS — 110.2% (Cost $2,842,104,765)	2,172,204,727
	Liabilities in Excess of Other Assets — (10.2)%	(200,470,815)
	NET ASSETS — 100.0%	$1,971,733,912

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of December 31, 2022. Total value of securities on loan is $192,972,588.
(c)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

(d)	Affiliated Common Stock during the current fiscal period. See Note 6 in Notes to Financial Statements.
(e)	Rate shown is the annualized seven-day yield as of December 31, 2022.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
December 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Australia — 9.8%
228,317	Northern Star Resources, Ltd.	$1,695,958
1,079,128	Perseus Mining, Ltd.	1,550,271
2,606,584	Ramelius Resources, Ltd.	1,650,467
1,214,150	Regis Resources, Ltd.	1,702,910
1,888,405	Silver Lake Resources, Ltd. (a)	1,523,581
		8,123,187
	Canada — 61.3% (b)
825,537	China Gold International Resources Corporation, Ltd.	2,422,000
735,895	Dundee Precious Metals, Inc.	3,538,166
653,627	Fortuna Silver Mines, Inc. (a)	2,451,101
58,221	Franco-Nevada Corporation	7,946,002
1,199,642	IAMGOLD Corporation (a)(c)	3,095,076
743,805	Karora Resources, Inc. (a)	2,554,426
248,638	Lundin Gold, Inc.	2,429,454
2,316,982	New Gold, Inc. (a)	2,270,642
267,417	Osisko Gold Royalties, Ltd.	3,227,723
634,165	Sandstorm Gold, Ltd.	3,335,708
862,476	Silvercorp Metals, Inc.	2,552,929
345,460	Torex Gold Resources, Inc. (a)	3,967,431
448,271	Victoria Gold Corporation (a)	2,367,162
213,241	Wheaton Precious Metals Corporation	8,333,458
		50,491,278
	Jersey — 2.1%
1,253,951	Centamin plc	1,711,532

	South Africa — 16.2%
98,981	African Rainbow Minerals, Ltd.	1,677,718
178,507	AngloGold Ashanti, Ltd. - ADR (c)	3,466,606
708,698	Harmony Gold Mining Company, Ltd. - ADR	2,409,573
135,841	Impala Platinum Holdings, Ltd.	1,704,004
149,313	Northam Platinum Holdings, Ltd. (a)	1,644,871
229,256	Sibanye Stillwater, Ltd. - ADR (c)	2,443,869
		13,346,641

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
December 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	United States — 10.2%
74,808	Royal Gold, Inc.	$8,432,359
	TOTAL COMMON STOCKS (Cost $81,437,720)	82,104,997

	SHORT-TERM INVESTMENTS — 0.3%
267,472	First American Government Obligations Fund - Class X, 4.09% (d)	267,472
	TOTAL SHORT-TERM INVESTMENTS (Cost $267,472)	267,472
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 4.1%
3,325,430	Mount Vernon Liquid Assets Portfolio, LLC, 4.56% (d)(e)	3,325,430
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,325,430)	3,325,430
	TOTAL INVESTMENTS — 104.0% (Cost $85,030,622)	85,697,899
	Liabilities in Excess of Other Assets — (4.0)%	(3,273,827)
	NET ASSETS — 100.0%	$82,424,072

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

(c)	All or portion of this security is out on loan as of December 31, 2022. Total value of securities on loan is $3,218,820.
(d)	Rate shown is the annualized seven-day yield as of December 31, 2022.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Schedule of Investments
December 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 98.3%
	China — 7.7%
220,598	COSCO SHIPPING Holdings Company, Ltd. - H-Shares	$224,966
5,468	ZTO Express Cayman, Inc. - ADR (a)	146,926
		371,892
	Denmark — 7.4%
113	AP Moller - Maersk AS - Class B	254,082
1,729	D/S Norden AS	104,037
		358,119
	Germany — 2.7%
3,458	Deutsche Post AG	130,222

	Greece — 2.0%
4,987	Star Bulk Carriers Corporation (a)	95,900

	Hong Kong — 11.0%
13,103	Orient Overseas International, Ltd.	236,697
293,454	Pacific Basin Shipping, Ltd.	99,254
88,391	SITC International Holdings Company, Ltd.	196,589
		532,540
	Israel — 4.3%
12,197	ZIM Integrated Shipping Services, Ltd. (a)	209,666

	Japan — 18.2%
10,086	Kawasaki Kisen Kaisha, Ltd.	214,185
5,906	Mitsubishi Logistics Corporation	136,355
7,721	Mitsui OSK Lines, Ltd.	193,554
2,385	NIPPON EXPRESS HOLDINGS, Inc.	137,023
8,496	Nippon Yusen KK	201,330
		882,447
	Norway — 1.8%
51,849	MPC Container Ships ASA	86,002

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Schedule of Investments
December 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.3% (Continued)
	Republic of Korea — 5.8%
11,676	HMM Company, Ltd.	$180,519
22,255	Pan Ocean Company, Ltd.	100,847
		281,366
	Switzerland — 3.8%
791	Kuehne + Nagel International AG	184,095

	Taiwan — 14.6%
47,427	Evergreen Marine Corporation Taiwan, Ltd.	251,520
80,702	Wan Hai Lines, Ltd.	210,318
117,030	Yang Ming Marine Transport Corporation	249,401
		711,239
	United Kingdom — 2.7%
51,602	International Distributions Services plc	132,879

	United States — 16.3%
8,500	CryoPort, Inc. (b)	147,475
1,283	Expeditors International of Washington, Inc.	133,329
811	FedEx Corporation	140,465
3,224	GXO Logistics, Inc. (b)	137,633
1,531	Matson, Inc.	95,703
798	United Parcel Service, Inc. - Class B	138,724
		793,329
	TOTAL COMMON STOCKS (Cost $5,820,202)	4,769,696

	SHORT-TERM INVESTMENTS — 4.2%
207,005	First American Government Obligations Fund - Class X, 4.09% (c)	207,005
	TOTAL SHORT-TERM INVESTMENTS (Cost $207,005)	207,005

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Schedule of Investments
December 31, 2022 (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 7.8%
378,516	Mount Vernon Liquid Assets Portfolio, LLC, 4.56% (c)(d)	$378,516
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $378,516)	378,516
	TOTAL INVESTMENTS — 110.3% (Cost $6,405,723)	5,355,217
	Liabilities in Excess of Other Assets — (10.3)%	(501,554)
	NET ASSETS — 100.0%	$4,853,663

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	All or a portion of this security is out on loan as of December 31, 2022. Total value of securities on loan is $358,784.
(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of December 31, 2022.
(d)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Assets and Liabilities
December 31, 2022

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF
ASSETS
Investments in unaffiliated securities, at value*+	$2,065,430,951	$85,697,899	$5,355,217
Investments in affiliated securities, at value*	106,773,776	—	—
Cash	84,568	—	—
Foreign currency, at value*	178,748	596	14,524
Receivable for securities sold	9,347,619	—	—
Securities lending income receivable	47,645	924	817
Dividends and interest receivable	78,602	92,537	46,904
Transaction fees receivable	10,735	34	—
Total assets	$2,181,952,644	$85,791,990	$5,417,462

LIABILITIES
Collateral received for securities loaned (Note 4)	196,965,595	3,325,430	378,516
Management fees payable	1,073,878	42,488	34,668
Payable for securities purchased	2,791,694	—	109,883
Payable for capital shares redeemed	9,387,565	—	—
Accrued other expenses	—	—	40,692
Distribution fees payable	—	—	20
Trustee fees payable	—	—	20
Total liabilities	210,218,732	3,367,918	563,799

NET ASSETS	$1,971,733,912	$82,424,072	$4,853,663

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of assets and liabilities
December 31, 2022 (Continued)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF
Net Assets Consist of:
Paid-in capital	$3,022,235,244	$113,615,443	$7,161,713
Total distributable earnings (accumulated deficit)	(1,050,501,332)	(31,191,371)	(2,308,050)
Net assets	$1,971,733,912	$82,424,072	$4,853,663

Net Asset Value:
Net assets	$1,971,733,912	$82,424,072	$4,853,663
Shares outstanding ^	115,350,000	5,300,000	350,000
Net asset value, offering and redemption price per share	$17.09	$15.55	$13.87

*Identified Cost:
Investments in unaffiliated securities	$2,609,632,646	$85,030,622	$6,405,723
Investments in affiliated securities	232,472,119	—	—
Foreign Currency	179,105	597	14,604
+Includes loaned securities with a value of	$192,972,588	$3,218,820	$358,784

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Operations
For the Year/Period Ended December 31, 2022

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF (1)
INCOME
Dividends from unaffiliated investments+	$11,228,706	$1,705,945	$956,769
Securities lending income, net (Note 4)	2,019,967	11,904	8,250
Interest	208,080	4,283	3,113
Total investment income	13,456,753	1,722,132	968,132

EXPENSES
Administration, fund accounting and custodian fees	—	—	70,079
Management fees	16,786,009	517,026	41,039
Professional fees	—	—	31,269
Exchange fees	—	—	6,576
Trustee fees and expenses	—	—	4,399
Miscellaneous expenses	—	—	1,914
Registration fees	—	—	806
Shareholder reporting expenses	—	—	642
Insurance expenses	—	—	142
Distribution fees	—	—	90
Total expenses	16,786,009	517,026	156,956
Less: Fees waived and/or reimbursed (Note 3)	—	—	(115,917)
Net expenses	16,786,009	517,026	41,039
Net investment income (loss)	(3,329,256)	1,205,106	927,093

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Operations
For the Year/Period Ended December 31, 2022 (Continued)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF (1)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	$(231,886,722)	$(13,719,713)	$(1,428,678)
Investments in affiliated securities	(98,608,068)	—	—
Foreign currency transactions	(646,511)	(78,843)	(15,369)
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(362,682,998)	1,355,462	(1,050,506)
Investments in affiliated securities	(43,744,159)	—	—
Foreign currency translation	6,352	(722)	(289)
Net realized and unrealized gain (loss) on investments	(737,562,106)	(12,443,816)	(2,494,842)
Net increase (decrease) in net assets resulting from operations	$(740,891,362)	$(11,238,710)	$(1,567,749)

+ Net of foreign taxes withheld of	$166,292	$225,184	$125,697

(1)	The Fund commenced operations on January 19, 2022. The information presented is for the period from January 19, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2022	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$(3,329,256)	$(17,754,271)
Net realized gain (loss) on investments and foreign currency	(331,141,301)	449,668,819
Change in unrealized appreciation (depreciation) on investments and foreign currency	(406,420,805)	(747,974,650)
Net increase (decrease) in net assets resulting from operations	(740,891,362)	(316,060,102)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(21,341,787)
Total distributions to shareholders	—	(21,341,787)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,284,996,755	2,843,829,385
Payments for shares redeemed	(1,804,123,735)	(2,178,824,370)
Transaction fees (Note 8)	522,032	270,457
Net increase (decrease) in net assets derived from capital share transactions (a)	(518,604,948)	665,275,472
Net increase (decrease) in net assets	$(1,259,496,310)	$327,873,583

NET ASSETS
Beginning of year	$3,231,230,222	$2,903,356,639
End of year	$1,971,733,912	$3,231,230,222

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	62,350,000	113,800,000
Shares redeemed	(100,200,000)	(90,450,000)
Net increase (decrease)	(37,850,000)	23,350,000

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2022	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$1,205,106	$1,199,943
Net realized gain (loss) on investments and foreign currency	(13,798,556)	(572,853)
Change in unrealized appreciation (depreciation) on investments and foreign currency	1,354,740	(11,370,734)
Net increase (decrease) in net assets resulting from operations	(11,238,710)	(10,743,644)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,272,275)	(1,187,166)
Total distributions to shareholders	(1,272,275)	(1,187,166)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	21,558,560	44,046,850
Payments for shares redeemed	(19,586,845)	(47,266,865)
Transaction fees (Note 8)	35	11
Net increase (decrease) in net assets derived from capital share transactions (a)	1,971,750	(3,220,004)
Net increase (decrease) in net assets	$(10,539,235)	$(15,150,814)

NET ASSETS
Beginning of year	$92,963,307	$108,114,121
End of year	$82,424,072	$92,963,307

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,250,000	2,200,000
Shares redeemed	(1,150,000)	(2,450,000)
Net increase (decrease)	100,000	(250,000)

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Statements of Changes in Net Assets

Period Ended December 31, 2022(1)
OPERATIONS
Net investment income (loss)	$927,093
Net realized gain (loss) on investments and foreign currency	(1,444,047)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(1,050,795)
Net increase (decrease) in net assets resulting from operations	(1,567,749)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(907,983)
Total distributions to shareholders	(907,983)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,024,265
Payments for shares redeemed	(3,712,870)
Transaction fees (Note 8)	18,000
Net increase (decrease) in net assets derived from capital share transactions (a)	7,329,395
Net increase (decrease) in net assets	$4,853,663

NET ASSETS
Beginning of period	$—
End of period	$4,853,663

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	550,000
Shares redeemed	(200,000)
Net increase (decrease)	350,000

(1)	The Fund commenced operations on January 19, 2022. The information presented is for the period from January 19, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Financial Highlights

For a capital share outstanding throughout the year

	Year Ended December 31,
	2022	2021	2020		2019	2018
Net asset value, beginning of year	$21.09	$22.36	$31.50		$27.94	$32.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.02)	(0.12)	(0.05)		0.31	0.18
Net realized and unrealized gain (loss) on investments (4)	(3.98)	(1.01)	(9.08)		3.64	(4.67)
Total from investment operations	(4.00)	(1.13)	(9.13)		3.95	(4.49)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—	—	(0.00	)(2)	(0.39)	(0.15)
Capital gains	—	(0.14)	(0.01)		—	(0.02)
Total distributions to shareholders	—	(0.14)	(0.01)		(0.39)	(0.17)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00 (2)	0.00 (2)	0.00	(2)	—	—
Net asset value, end of year	$17.09	$21.09	$22.36		$31.50	$27.94

Total return	-18.96%	-5.05%	-28.99%		14.10%	-13.76%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$1,971,734	$3,231,230	$2,903,357		$51,976	$85,230

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60%	0.60%	0.60%		0.60%	0.60%
Net investment income (loss) to average net assets	-0.12%	-0.50%	-0.28%		1.02%	0.57%
Portfolio turnover rate (3)	43%	54%	88%		31%	33%

(1)	Calculated based on average shares outstanding during the year.
(2)	Represents less than $0.005 per share.
(3)	Excludes the impact of in-kind transactions.
(4)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Financial Highlights

For a capital share outstanding throughout the year

	Year Ended December 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$17.88	$19.84	$17.45	$11.40	$12.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.23	0.23	0.07	0.06	0.06
Net realized and unrealized gain (loss) on investments (4)	(2.32)	(1.96)	3.54	6.02	(1.42)
Total from investment operations	(2.09)	(1.73)	3.61	6.08	(1.36)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.24)	(0.08)	(0.05)	(0.03)	(0.05)
Capital gains	—	(0.15)	(1.18)	—	—
Total distributions to shareholders	(0.24)	(0.23)	(1.23)	(0.03)	(0.05)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00 (2)	0.00 (2)	0.01	—	—
Net asset value, end of year	$15.55	$17.88	$19.84	$17.45	$11.40

Total return	-11.67%	-8.72%	20.85%	53.37%	-10.60%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$82,424	$92,963	$108,114	$50,610	$11,398

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	1.40%	1.20%	0.37%	0.40%	0.49%
Portfolio turnover rate (3)	106%	81%	130%	158%	130%

(1)	Calculated based on average shares outstanding during the year.
(2)	Represents less than $0.005 per share.
(3)	Excludes the impact of in-kind transactions.
(4)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended December 31, 2022 (1)

Net asset value, beginning of period	$20.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	2.40
Net realized and unrealized gain (loss) on investments (7)	(5.99)
Total from investment operations	(3.59)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(2.59)
Total distributions to shareholders	(2.59)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.05
Net asset value, end of period	$13.87

Total return	-17.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$4,854

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	2.29	%(4)(5)
Expenses after fees waived	0.60	%(4)
Net investment income (loss) before fees waived	11.86	%(4)(5)
Net investment income (loss) after fees waived	13.55	%(4)
Portfolio turnover rate (6)	103	%(3)

(1)	Commencement of operations on January 19, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)

Pursuant to a contractual operating expense limitation between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Operating Expenses do not exceed 0.60% through at least April 30, 2023. See Note 3 in Notes to Financial Statements.

(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Notes to Financial Statements
December 31, 2022

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF, U.S. Global GO GOLD and Precious Metal Miners ETF, and U.S. Global Sea to Sky Cargo ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index. The investment objective of the U.S. Global Sea to Sky Cargo ETF is to track the performance, before fees and expenses, of the U.S. Global Sea to Sky Cargo Index. U.S. Global Jets ETF commenced operations on April 28, 2015, U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017, and U.S. Global Sea to Sky Cargo ETF commenced operations on January 19, 2022.

The end of the reporting period for the Funds is December 31, 2022. The period covered by these Notes to Financial Statements is the fiscal year from January 1, 2022 through December 31, 2022 for U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF and the period from January 19, 2022 through December 31, 2022 for U.S. Global Sea to Sky Cargo ETF (each, respectively the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,953,524,961	$—	$—	$1,953,524,961
Preferred Stocks	10,243,861	—	—	10,243,861
Short-Term Investments	11,470,310	—	—	11,470,310
Investments Purchased with Proceeds from Securities Lending	—	196,965,595	—	196,965,595
Total Investments in Securities	$1,975,239,132	$196,965,595	$—	$2,172,204,727

^	See Schedule of Investments for breakout of investments by country classification.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$82,104,997	$—	$—	$82,104,997
Short-Term Investments	267,472	—	—	267,472
Investments Purchased with Proceeds from Securities Lending	—	3,325,430	—	3,325,430
Total Investments in Securities	$82,372,469	$3,325,430	$—	$85,697,899

^	See Schedule of Investments for breakout of investments by country classification.

U.S. Global Sea to Sky Cargo ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,769,696	$—	$—	$4,769,696
Short-Term Investments	207,005	—	—	207,005
Investments Purchased with Proceeds from Securities Lending	—	378,516	—	378,516
Total Investments in Securities	$4,976,701	$378,516	$—	$5,355,217

^	See Schedule of Investments for breakout of investments by country classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and net operating losses. For the year/period ended December 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
U.S. Global Jets ETF	$103,473,645	$(103,473,645)
U.S. Global GO GOLD and Precious Metal Miners ETF	(4,606,843)	4,606,843
U.S. Global Sea to Sky Cargo ETF	167,682	(167,682)

During the year/period ended December 31, 2022, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid-in capital.

U.S. Global Jets ETF	$(99,344,585)
U.S. Global GO GOLD and Precious Metal Miners ETF	4,606,843
U.S. Global Sea to Sky Cargo ETF	(167,682)

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement for U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser a management fee, calculated daily and paid monthly, at a rate of 0.60% based on the Fund’s average daily net assets.

Separately, under an Operating Expenses Limitation, for the U.S. Global Sea to Sky Cargo ETF, the Adviser has agreed to limit the Fund’s Operating Expenses to an annual rate of 0.60% of the first $100 million in net assets and 0.70% for net asset greater than $100 million. For purposes of this agreement, the term “Operating Expenses” is defined to include all expenses necessary or appropriate for the operation of the Fund, including the Adviser’s management fee, except interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. Under the Agreement, the Adviser may request recoupment of previously waived or paid fees from the Fund for up to three years from the end of

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

the month such fees and expenses were waived or paid. As of December 31, 2022, the Adviser has $115,917 remaining available to be recouped, which expires on December 31, 2025. Fees and expenses can only be recouped so long as the Fund’s total expense ratio does not exceed the lesser of (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

The Index that each Fund tracks was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33⅓ percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
U.S. Global Jets ETF	$ 192,972,588	$ 196,965,595
U.S. Global GO GOLD and Precious Metal Miners ETF	3,218,820	3,325,430
U.S. Global Sea to Sky Cargo ETF	358,784	378,516

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Net Fees and Interest Earned
U.S. Global Jets ETF	$ 2,019,967
U.S. Global GO GOLD and Precious Metal Miners ETF	11,904
U.S. Global Sea to Sky Cargo ETF	8,250

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASE AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$1,211,491,463	$1,218,644,540
U.S. Global GO GOLD and Precious Metal Miners ETF	90,756,760	90,483,687
U.S. Global Sea to Sky Cargo ETF	11,414,109	6,990,328

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
U.S. Global Jets ETF	$1,220,632,203	$1,733,691,290
U.S. Global GO GOLD and Precious Metal Miners ETF	21,021,027	19,368,305
U.S. Global Sea to Sky Cargo ETF	5,822,045	2,982,987

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

NOTE 6 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of U.S. Global Jets ETF during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act, due to the Fund owning greater than five percent of the outstanding voting shares, were as follows:

Affiliated Issuer	Value at 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/2022
SkyWest, Inc.	$92,795,946	$78,287,210	$(44,365,762)	$(8,328,890)	$(60,502,694)	$57,885,810
Sun Country Airlines Holdings, Inc.	98,439,780	103,931,744	(170,553,064)	(71,021,477)	39,203,017	—
Hawaiian Holdings, Inc.	89,901,641	62,971,253	(62,282,745)	(19,257,701)	(22,444,482)	48,887,966
	$281,137,367			$(98,608,068)	$(43,744,159)	$106,773,776

Affiliated Issuer (continued)	Shares Held at 12/31/22	Dividend Income
SkyWest, Inc.	3,506,106	$—
Sun Country Airlines Holdings, Inc.	—	—
Hawaiian Holdings, Inc.	4,764,909	—
		$—

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

NOTE 7 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2022 were as follows:

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF
Tax cost of investments	$2,936,946,412	$88,350,607	$7,022,163
Gross tax unrealized appreciation	$75,926,076	$4,323,195	$55,495
Gross tax unrealized depreciation	(840,669,672)	(6,954,052)	(1,722,730)
Total unrealized appreciation/(depreciation)	(764,743,596)	(2,630,857)	(1,667,235)
Undistributed ordinary income	—	778,959	2,441
Undistributed long term capital gains	—	—	—
Other accumulated gain/(loss)	(285,757,736)	(29,339,473)	(643,256)
Distributable earnings/(accumulated deficit)	$(1,050,501,332)	$(31,191,371)	$(2,308,050)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At December 31, 2022, U.S. Global Jets ETF deferred, on a tax-basis, no post-October capital losses, and $227,151 of late-year ordinary losses. U.S. Global GO GOLD and Precious Metal Miners ETF deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses. U.S. Global Sea to Sky Cargo ETF deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of December 31, 2022, the Funds had the following capital loss carryforward available, with no expiration date:

	Short-Term	Long-Term
U.S. Global Jets ETF	$221,835,542	$63,695,043
U.S. Global GO GOLD and Precious Metal Miners ETF	19,262,711	10,076,762
U.S. Global Sea to Sky Cargo ETF	643,256	—

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2022 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$—	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	1,272,275	—
U.S. Global Sea to Sky Cargo ETF	907,983	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2021 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$21,341,787	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	401,808	785,358
U.S. Global Sea to Sky Cargo ETF	N/A	N/A

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” U.S. Global Sea to Sky Cargo ETF issues and redeems shares generally in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

Units. The standard fixed transaction fee for U.S. Global GO GOLD and Precious Metal Miners ETF is $300, and the standard fixed transaction fee for U.S Global Jets ETF and U.S. Global Sea to Sky Cargo ETF is $500, which is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the costs associated with cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transaction section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 9 – PRINCIPAL RISKS

Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Cargo Companies Risk. U.S. Global Sea to Sky Cargo ETF is expected to concentrate its investments in the securities of Cargo Companies. Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

U.S. Global ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of U.S. Global ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Global ETFs comprising the Funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021, 2020, 2019 and 2018
U.S. Global Sea to Sky Cargo ETF	For the period from January 19, 2022 (commencement of operations) to December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our

U.S. Global ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 24, 2023

U.S. Global ETFs

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; since 2012; Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

U.S. Global ETFs

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily businesses. The address of each officer of the Trust is c/o U.S. Bank Global Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Officer, U.S. Bancorp Fund Services, LLC (since 2021); Fund Administrator, UMB Fund Services, Inc. (2015 -2021).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

U.S. Global ETFs

Expense Examples

For the Six-Months Ended December 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

U.S. Global ETFs

Expense Examples

For the Six-Months Ended December 31, 2022 (Unaudited) (Continued)

U.S. Global Jets ETF

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,037.80	$3.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

U.S. Global GO GOLD and Precious Metal Miners ETF

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,092.40	$3.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

U.S. Global Sea to Sky Cargo ETF

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period(2)
Actual	$1,000.00	$921.90	$2.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

U.S. Global ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

U.S. Global Jets ETF

U.S. Global GO GOLD and Precious Metal Miners ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (each, a “Fund” and, together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to each Fund; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the

U.S. Global Jets ETF

U.S. Global GO GOLD and Precious Metal Miners ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Funds, including monitoring the Funds’ adherence to their investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as a passively-managed fund. Additionally, the Board considered that U.S. Global Indices, LLC (“USGI”), an affiliate of the Adviser, acts as index provider to the Funds, and each Fund tracks an index created by USGI based on USGI’s intellectual property.

Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended March 31, 2022, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the U.S. Global GO GOLD and Precious Metal Miners ETF’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results; however, the Adviser noted that the U.S. Global Jets ETF does not have any established peer ETFs that directly compete with the Fund by concentrating their investments in the airline industry, but the Adviser will monitor any newly launched funds that pursue a similar strategy.

U.S. Global Jets ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended March 31, 2022, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Total Return Index, for the one-year, three-year, and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication

U.S. Global Jets ETF

U.S. Global GO GOLD and Precious Metal Miners ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of Airline Companies (as defined by the index) across the globe with an emphasis on domestic passenger airlines.

The Board noted that, for the one-year, three-year and five-year periods ended March 31, 2022, the Fund significantly underperformed the median return of its Peer Group and Category Peer Group. The Category Peer Group is comprised of funds in the U.S. Fund Industrials Morningstar category.

U.S. Global GO GOLD and Precious Metal Miners ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended March 31, 2022, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. Board also noted that the Fund outperformed its broad-based benchmark, the S&P 500 Total Return Index, for the three-year periods, but the Fund underperformed the same benchmark for the one-year and since inception periods. The Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of Precious Metals Companies (as defined by the index).

The Board noted that, for the one-year and three-year periods ended March 31, 2022, the Fund outperformed the median return of its Peer Group but slightly underperformed the median return of its Category Peer Group. The Category Peer Group is comprised of funds in the U.S. Fund Equity Precious Metals Morningstar category.

The Board also noted that the Fund underperformed all of the funds from the Selected Peer Group for the one-year and three-year periods ended March 31, 2022. The funds included by the Adviser in the Selected Peer Group include funds that pursue index-based, global equity, gold and/or precious metal mining investment strategies similar to those of the Fund.

Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder

U.S. Global Jets ETF

U.S. Global GO GOLD and Precious Metal Miners ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited) (Continued)

Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources.

U.S. Global Jets ETF: The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio of the other funds in the Peer Group and lower than the median net expense ratio of the Category Peer Group.

U.S. Global GO GOLD and Precious Metal Miners ETF: The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratio of each of the other funds in the Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

U.S. Global ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended December 31, 2022, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global Jets ETF	0.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	100.00%
U.S. Global Sea to Sky Cargo ETF	77.17%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year/period ended December 31, 2022 was as follows:

U.S. Global Jets ETF	0.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	8.41%
U.S. Global Sea to Sky Cargo ETF	2.11%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global Jets ETF	0.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	0.00%

U.S. Global ETFs

Federal Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year/period ended December 31, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
U.S. Global Jets ETF	$—	$—	—
U.S. Global GO GOLD and Precious Metal Miners ETF	225,184	0.042488	100.00%
U.S. Global Sea to Sky Cargo ETF	125,697	0.359136	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.usglobaletfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.usglobaletfs.com daily.

U.S. Global ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at www.usglobaletfs.com.

(This Page Intentionally Left Blank.)

Adviser

U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Index Provider

U.S. Global Indices, LLC
7900 Callaghan Road
San Antonio, Texas 78229

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF

Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF

Symbol – GOAU
CUSIP – 26922A719

U.S. Global Sea to Sky Cargo ETF

Symbol – SEA
CUSIP – 26922B865

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

U.S. Global Jets ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit Fees	$14,000	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$ 3,500	$ 3,500
All Other Fees	$0	$0

U.S. Global GO GOLD and Precious Metal Miners ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit Fees	$15,000	$15,000
Audit-Related Fees	$0	$0
Tax Fees	$ 3,500	$ 3,500
All Other Fees	$0	$0

U.S. Global Sea to Sky Cargo ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit Fees	$15,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$ 3,500	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

U.S. Global Jets ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

U.S. Global GO GOLD and Precious Metal Miners ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

U.S. Global Sea to Sky Cargo ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

U.S. Global Jets ETF

Non-Audit Related Fees	FYE 12/31/2022	FYE 12/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

U.S. Global GO GOLD and Precious Metal Miners ETF

Non-Audit Related Fees	FYE 12/31/2022	FYE 12/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

U.S. Global Sea to Sky Cargo ETF

Non-Audit Related Fees	FYE 12/31/2022	FYE 12/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	March 8, 2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	March 8, 2023

* Print the name and title of each signing officer under his or her signature.